FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Financial Risk Management [Abstract]
Cash and cash equivalents	$ 20,179	$ 32,306	$ 55,005	$ 25,469